Cover Document	Oct. 21, 2026
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	Element Solutions Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36272
Entity Tax Identification Number	37-1744899
Entity Address, Address Line One	500 S Pointe Drive,
Entity Address, Address Line Two	Suite 200
Entity Address, Postal Zip Code	33139
Entity Address, City or Town	Miami Beach,
Entity Address, State or Province	FL
City Area Code	561
Local Phone Number	207-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ESI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001590714
Amendment Flag	false